Schedule of Investments (unaudited)
October 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.3%
ANZ Group Holdings Ltd.	43,564	$1,043,432
Aristocrat Leisure Ltd.	12,921	534,608
ASX Ltd.	2,324	85,748
Brambles Ltd.	42,196	685,667
CAR Group Ltd.	10,480	244,702
Cochlear Ltd.	2,029	380,924
Commonwealth Bank of Australia	15,432	1,731,547
Computershare Ltd.	20,223	483,118
CSL Ltd.	6,750	786,620
Goodman Group	39,476	851,425
James Hardie Industries PLC(a)(b)	1,328	27,969
Macquarie Group Ltd.	3,465	494,229
National Australia Bank Ltd.	21,897	624,285
Pro Medicus Ltd.(b)	1,499	257,386
REA Group Ltd.	649	90,430
Scentre Group	329,210	876,961
Sonic Healthcare Ltd.	19,562	270,750
Suncorp Group Ltd.	17,660	226,700
Telstra Group Ltd.	151,295	483,362
Transurban Group	131,295	1,242,273
Vicinity Ltd.	199,575	329,711
Westpac Banking Corp.	46,674	1,181,060
WiseTech Global Ltd.	3,387	152,760
Xero Ltd.(a)	3,260	308,413
		13,394,080
Austria — 0.1%
Erste Group Bank AG	993	102,864
Verbund AG	12,119	935,346
		1,038,210
Belgium — 0.3%
Ageas SA	7,610	503,627
Anheuser-Busch InBev SA	6,406	390,620
Argenx SE(a)	353	288,919
Elia Group SA, Class B	3,526	424,983
Sofina SA	2,412	662,949
UCB SA	1,482	381,084
		2,652,182
Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao	13,660	32,145
Banco do Brasil SA	184,696	751,837
BB Seguridade Participacoes SA	47,556	290,377
Caixa Seguridade Participacoes S/A	16,614	46,229
Engie Brasil Energia SA	17,805	132,380
Equatorial Energia SA	68,763	468,436
NU Holdings Ltd./Cayman Islands, Class A(a)	36,089	581,394
Rede D'Or Sao Luiz SA(c)	37,188	299,581
Telefonica Brasil SA	17,348	103,315
TIM SA/Brazil	38,260	172,741
TOTVS SA	7,595	62,638
XP Inc., Class A	3,679	67,031
		3,008,104
Canada — 3.0%
Agnico Eagle Mines Ltd.	6,557	1,054,599
Alamos Gold Inc., Class A	21,308	656,916
Bank of Montreal	6,939	861,989
Bank of Nova Scotia (The)	10,149	665,649
BCE Inc.	15,480	353,847
Brookfield Renewable Corp.	18,607	805,545
CAE Inc.(a)	20,370	571,937
Security	Shares	Value
Canada (continued)
Canadian Imperial Bank of Commerce	8,201	$679,504
Canadian National Railway Co.	6,057	580,803
Canadian Pacific Kansas City Ltd.	12,572	904,704
CGI Inc.	2,067	179,885
Constellation Software Inc.	267	702,662
Dollarama Inc.	8,309	1,080,043
Element Fleet Management Corp.	16,044	432,744
Fairfax Financial Holdings Ltd.	321	521,155
Franco-Nevada Corp.	6,128	1,144,683
Hydro One Ltd.(c)	40,696	1,500,983
Ivanhoe Mines Ltd., Class A(a)(b)	161,091	1,611,427
Manulife Financial Corp.	38,446	1,244,208
Open Text Corp.	9,180	352,198
Power Corp. of Canada	8,936	418,591
RB Global Inc.	2,753	273,151
Restaurant Brands International Inc.	6,578	432,045
Rogers Communications Inc., Class B, NVS	44,037	1,723,426
Royal Bank of Canada	19,337	2,832,821
Shopify Inc., Class A(a)	12,153	2,113,030
Stantec Inc.	4,597	509,077
Sun Life Financial Inc.	1,070	65,083
TC Energy Corp.	17,001	853,111
TELUS Corp.	11,800	172,556
Thomson Reuters Corp.	5,035	771,252
TMX Group Ltd.	2,403	88,629
Toronto-Dominion Bank (The)	20,092	1,649,706
Wheaton Precious Metals Corp.	20,480	1,977,838
WSP Global Inc.	1,781	340,492
		30,126,289
Chile — 0.0%
Banco de Chile	238,390	41,836
Banco de Credito e Inversiones SA	344	17,654
Falabella SA	12,048	75,608
		135,098
China — 3.5%
Alibaba Group Holding Ltd.	180,768	3,846,515
Alibaba Health Information Technology Ltd.(a)	190,000	141,718
Anhui Gujing Distillery Co. Ltd., Class B	8,400	106,193
ANTA Sports Products Ltd.	6,200	64,716
Autohome Inc., ADR	3,853	97,096
Baidu Inc., Class A(a)	34,840	527,346
Bank of Beijing Co. Ltd., Class A	220,700	173,187
Bank of Changsha Co. Ltd., Class A	51,200	68,804
Bank of Chengdu Co. Ltd., Class A	200	472
Bank of Jiangsu Co. Ltd., Class A	133,600	202,174
Bank of Nanjing Co. Ltd., Class A	127,400	202,270
Bank of Ningbo Co. Ltd., Class A	26,100	103,884
Bank of Shanghai Co. Ltd., Class A	180,600	240,594
Bank of Suzhou Co. Ltd., Class A	43,000	49,918
Beijing Enterprises Water Group Ltd.	80,000	25,713
BOC Aviation Ltd.(c)	44,800	392,703
CCOOP Group Co. Ltd., Class A(a)	235,000	88,420
CGN Power Co. Ltd., Class H(c)	1,277,000	505,937
China CITIC Bank Corp. Ltd., Class H	813,000	775,688
China Construction Bank Corp., Class H	602,000	596,005
China Everbright Bank Co. Ltd., Class H	684,000	280,609
China Galaxy Securities Co. Ltd., Class H	140,795	202,548
China International Capital Corp. Ltd., Class H(c)	63,200	171,939
China Life Insurance Co. Ltd., Class H	339,000	1,069,033
China Literature Ltd.(a)(c)	9,000	48,485

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	74,565	$107,395
China Merchants Port Holdings Co. Ltd.	276,000	534,202
China Minsheng Banking Corp. Ltd., Class H	1,075,000	550,738
China National Nuclear Power Co. Ltd., Class A	197,198	248,564
China Oilfield Services Ltd., Class H	388,000	378,786
China Pacific Insurance Group Co. Ltd., Class H	110,200	446,756
China Taiping Insurance Holdings Co. Ltd.(b)	155,000	352,573
China Three Gorges Renewables Group Co. Ltd., Class A	68,800	41,043
China Tower Corp. Ltd., Class H(c)	133,284	192,548
China Yangtze Power Co. Ltd., Class A	196,700	775,991
Chongqing Rural Commercial Bank Co. Ltd., Class H	179,000	147,198
Chow Tai Fook Jewellery Group Ltd.	5,200	10,178
CITIC Securities Co. Ltd., Class H	43,000	163,705
Cosco Shipping Energy Transportation Co. Ltd., Class A	45,900	86,637
Eastroc Beverage Group Co. Ltd., Class A	3,100	121,823
Far East Horizon Ltd.	435,000	390,745
Focus Media Information Technology Co. Ltd., Class A	1,400	1,522
Giant Biogene Holding Co. Ltd.(b)(c)	17,800	85,303
Guotai Haitong Securities Co. Ltd., Class H(c)	227,400	435,728
H World Group Ltd., ADR	4,119	158,993
Huatai Securities Co. Ltd., Class H(c)	66,000	165,930
Huaxia Bank Co. Ltd., Class A	172,400	164,810
Industrial Bank Co. Ltd., Class A	101,698	288,944
Innovent Biologics Inc.(a)(c)	4,500	50,479
JD Health International Inc.(a)(c)	76,800	599,496
Jiangsu Expressway Co. Ltd., Class H	238,000	289,745
Jiangsu Hengli Hydraulic Co. Ltd., Class A	15,500	209,047
Kanzhun Ltd., ADR	1,717	38,049
Kingsoft Corp. Ltd.	3,200	13,949
Kuaishou Technology(c)	37,200	345,377
Kuang-Chi Technologies Co. Ltd., Class A	29,800	190,590
Kweichow Moutai Co. Ltd., Class A	1,300	261,119
Li Auto Inc., Class A(a)	52,480	544,589
Luzhou Laojiao Co. Ltd., Class A	10,700	202,003
Meituan, Class B(a)(c)	30,400	400,148
MINISO Group Holding Ltd.	20,600	110,142
NARI Technology Co. Ltd., Class A	104,400	355,217
NetEase Inc.	25,200	707,130
New China Life Insurance Co. Ltd., Class H	113,800	719,171
New Oriental Education & Technology Group Inc.(a)	31,600	188,960
NIO Inc., Class A(a)(b)	16,874	122,008
Nongfu Spring Co. Ltd., Class H(c)	36,600	243,300
PDD Holdings Inc., ADR(a)	8,917	1,202,636
People's Insurance Co. Group of China Ltd. (The), Class H	516,151	463,560
Ping An Bank Co. Ltd., Class A	160,600	255,194
Ping An Insurance Group Co. of China Ltd., Class H	220,500	1,592,965
Shanghai International Airport Co. Ltd., Class A	7,800	35,351
Shanghai Rural Commercial Bank Co. Ltd., Class A	139,400	166,921
Shanjin International Gold Co. Ltd., Class A	34,400	105,000
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,000	26,755
Shenzhen Inovance Technology Co. Ltd., Class A	8,300	89,674
Sichuan Chuantou Energy Co. Ltd., Class A	65,200	134,733
Smoore International Holdings Ltd.(c)	35,000	58,944
TAL Education Group, ADR(a)	11,431	140,144
Tencent Holdings Ltd.	74,800	6,075,832
Tencent Music Entertainment Group, ADR	3,046	67,987
Security	Shares	Value
China (continued)
TravelSky Technology Ltd., Class H	156,000	$205,296
Trip.com Group Ltd.	4,800	337,783
Wuliangye Yibin Co. Ltd., Class A	12,100	202,122
WuXi AppTec Co. Ltd., Class H(c)	7,100	99,209
Wuxi Biologics Cayman Inc.(a)(c)	51,000	237,869
Xiaomi Corp., Class B(a)(c)	103,600	574,763
XPeng Inc., Class A(a)	26,900	313,389
Yifeng Pharmacy Chain Co. Ltd., Class A	16,900	57,944
Zhejiang Expressway Co. Ltd., Class H	362,720	354,090
Zhejiang NHU Co. Ltd., Class A	41,000	139,889
		34,360,648
Colombia — 0.1%
Interconexion Electrica SA ESP	96,678	627,019
Denmark — 0.3%
Danske Bank A/S	15,394	688,007
DSV A/S	2,284	487,424
Novo Nordisk A/S, Class B	36,103	1,777,411
Novonesis Novozymes B, Class B	3,013	180,056
		3,132,898
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	106,445	237,694
Eastern Co. SAE	114,907	109,434
Talaat Moustafa Group	75,613	92,057
		439,185
Finland — 0.0%
Sampo OYJ, Class A	16,175	180,292
France — 2.2%
Aeroports de Paris SA	3,773	517,584
Amundi SA(c)	885	65,607
AXA SA	32,271	1,400,187
BNP Paribas SA	20,675	1,601,443
Bureau Veritas SA	2,379	78,180
Capgemini SE	1,540	236,922
Covivio SA/France	6,159	395,148
Credit Agricole SA	22,406	404,459
Dassault Systemes SE	9,977	283,923
Edenred SE	8,967	257,749
EssilorLuxottica SA	4,323	1,583,163
Eurofins Scientific SE	1,461	103,044
Gecina SA	3,101	288,180
Getlink SE	34,938	637,731
Hermes International SCA	574	1,420,339
Klepierre SA	22,883	874,509
Legrand SA	8,263	1,426,919
L'Oreal SA	4,514	1,883,743
LVMH Moet Hennessy Louis Vuitton SE	3,182	2,249,109
Pernod Ricard SA	1,719	168,360
Publicis Groupe SA	2,469	247,466
Sanofi SA	12,022	1,216,179
Schneider Electric SE	10,234	2,915,971
Societe Generale SA	14,531	921,565
Teleperformance SE	1,754	125,251
Unibail-Rodamco-Westfield, New	4,552	470,691
		21,773,422
Germany — 1.8%
Allianz SE, Registered	5,928	2,382,117
Commerzbank AG	20,879	761,309
CTS Eventim AG & Co. KGaA	1,958	175,420
Deutsche Bank AG, Registered	48,733	1,744,650
Deutsche Boerse AG	1,806	457,351

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Deutsche Telekom AG, Registered	51,460	$1,593,982
Fresenius Medical Care AG	2,174	116,716
Fresenius SE & Co. KGaA	13,232	761,408
Hannover Rueck SE	2,502	714,267
Infineon Technologies AG	14,432	572,848
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,587	981,867
Nemetschek SE	342	39,518
Rheinmetall AG	502	986,824
SAP SE	12,225	3,179,385
Scout24 SE(c)	5,848	676,299
Siemens AG, Registered	9,353	2,650,614
Vonovia SE	5,410	162,602
		17,957,177
Greece — 0.0%
Jumbo SA	2,280	72,376
Hong Kong — 0.4%
AIA Group Ltd.	156,800	1,525,778
CK Asset Holdings Ltd.	154,500	764,349
Galaxy Entertainment Group Ltd.	30,000	149,470
Henderson Land Development Co. Ltd.	79,000	277,902
Hong Kong Exchanges & Clearing Ltd.	6,500	354,269
Hongkong Land Holdings Ltd.	23,900	146,037
Link REIT	23,500	122,379
MTR Corp. Ltd.(b)	97,000	355,863
Sands China Ltd.	38,400	100,080
Sun Hung Kai Properties Ltd.	34,000	413,739
Techtronic Industries Co. Ltd.	4,000	46,656
		4,256,522
India — 1.5%
ABB India Ltd.	2,423	142,416
Adani Ports & Special Economic Zone Ltd.	21,324	348,735
Asian Paints Ltd.	12,735	360,429
Astral Ltd.	131	2,139
Avenue Supermarts Ltd.(a)(c)	10,584	494,879
Axis Bank Ltd.	5,061	70,234
Bajaj Finance Ltd.	8,020	94,192
Bajaj Holdings & Investment Ltd.	232	32,150
Bharat Electronics Ltd.	334,955	1,606,182
Bharti Airtel Ltd.	48,523	1,123,607
BSE Ltd.	2,298	64,196
Colgate-Palmolive India Ltd.	7,826	197,693
Container Corp. of India Ltd.	20,320	124,774
Dabur India Ltd.	47,912	263,030
DLF Ltd.	9,716	82,710
Eternal Ltd.(a)	78,141	278,879
GMR Airports Infrastructure Ltd.(a)	144,222	152,421
Godrej Consumer Products Ltd.	19,780	249,118
HCL Technologies Ltd.	12,569	218,086
HDFC Bank Ltd.	101,854	1,132,498
Hindustan Unilever Ltd.	23,237	645,344
ICICI Bank Ltd.	44,838	679,414
Indian Hotels Co. Ltd., Class A	26,004	217,134
Info Edge India Ltd.	6,794	105,413
Infosys Ltd.	37,190	619,663
ITC Ltd.	142,673	675,347
Jio Financial Services Ltd.	51,372	177,553
Kotak Mahindra Bank Ltd.	2,408	57,043
Lodha Developers Ltd.(c)	3,747	50,615
Mankind Pharma Ltd.	1,197	32,131
Max Healthcare Institute Ltd.	17,987	232,569
Security	Shares	Value
India (continued)
NHPC Ltd., NVS	414,149	$395,373
Oberoi Realty Ltd.	5,569	111,497
Phoenix Mills Ltd. (The)	2,144	40,635
PI Industries Ltd.	7,142	287,761
Pidilite Industries Ltd.	16,255	264,551
Power Finance Corp. Ltd.	48,971	222,358
Power Grid Corp. of India Ltd.	374,261	1,214,284
Punjab National Bank	16,082	22,248
Siemens Ltd.	7,663	266,976
Sun Pharmaceutical Industries Ltd.	25,428	484,730
Suzlon Energy Ltd.(a)	191,504	127,881
Tata Communications Ltd.	1,381	29,164
Tata Consultancy Services Ltd.	11,958	411,555
Titan Co. Ltd.	3,000	126,594
Torrent Pharmaceuticals Ltd.	3,645	146,177
Trent Ltd.	3,681	194,439
Union Bank of India Ltd.	5,934	9,935
Varun Beverages Ltd.	32,724	172,926
Vodafone Idea Ltd.(a)	967,176	95,137
Wipro Ltd.	61,954	167,783
		15,322,598
Indonesia — 0.1%
Amman Mineral Internasional PT(a)	595,700	254,097
Bank Rakyat Indonesia Persero Tbk PT	273,937	65,531
Chandra Asri Pacific Tbk PT	430,000	179,634
GoTo Gojek Tokopedia Tbk PT(a)	7,828,100	28,122
Telkom Indonesia Persero Tbk PT	1,404,000	271,582
		798,966
Ireland — 0.0%
Bank of Ireland Group PLC	9,849	161,257
Israel — 0.2%
Azrieli Group Ltd.	3,978	419,687
Bank Leumi Le-Israel BM	26,618	540,238
Check Point Software Technologies Ltd.(a)	1,936	378,837
CyberArk Software Ltd.(a)	196	102,073
Elbit Systems Ltd.	89	42,157
Isracard Ltd.	0	1
Monday.com Ltd.(a)(b)	297	60,956
Nice Ltd.(a)	1,299	177,194
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	18,351	375,829
Wix.com Ltd.(a)	832	121,089
		2,218,061
Italy — 0.8%
Banca Mediolanum SpA	30,798	619,177
Banco BPM SpA	19,870	289,495
BPER Banca SpA	14,108	169,041
Davide Campari-Milano NV	21,896	152,437
Ferrari NV	3,394	1,359,163
FinecoBank Banca Fineco SpA	1,684	38,530
Intesa Sanpaolo SpA	197,540	1,273,212
Moncler SpA	2,411	144,634
Poste Italiane SpA(c)	18,274	440,584
Telecom Italia SpA/Milano(a)	271,556	160,121
Tenaris SA, NVS	33,199	659,826
Terna - Rete Elettrica Nazionale	90,129	924,190
UniCredit SpA	21,472	1,589,929
		7,820,339
Japan — 5.1%
Advantest Corp.	13,100	1,961,670
Capcom Co. Ltd.	5,600	146,233

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Central Japan Railway Co.	70,400	$1,723,513
Chiba Bank Ltd. (The)	21,200	206,864
Chugai Pharmaceutical Co. Ltd.	10,000	457,677
Dai-ichi Life Holdings Inc.	39,800	279,356
Daiichi Sankyo Co. Ltd.	21,100	504,039
Daiwa Securities Group Inc.	94,600	728,037
Disco Corp.	2,400	796,999
East Japan Railway Co.	18,400	449,420
FANUC Corp.	21,800	727,497
Fast Retailing Co. Ltd.	3,600	1,321,631
Fujitsu Ltd.	6,500	169,393
Hikari Tsushin Inc.	2,300	609,238
Hoya Corp.	6,300	1,023,322
Hulic Co. Ltd.	36,800	380,194
Japan Exchange Group Inc.	24,200	269,858
Japan Post Bank Co. Ltd.	83,000	930,021
Japan Post Holdings Co. Ltd.	105,700	990,520
Japan Tobacco Inc.	48,200	1,678,945
KDDI Corp.	33,300	530,814
Keyence Corp.	4,000	1,484,538
Kobe Bussan Co. Ltd.	3,000	69,612
Konami Group Corp.	1,300	216,496
Lasertec Corp.	3,700	751,219
M3 Inc.	18,300	256,472
Makita Corp.	5,200	157,203
Mitsubishi Estate Co. Ltd.	31,000	656,948
Mitsubishi HC Capital Inc.	145,600	1,138,980
Mitsubishi UFJ Financial Group Inc.	172,000	2,598,106
Mitsui Fudosan Co. Ltd.	35,000	364,434
Mizuho Financial Group Inc.	40,900	1,369,964
MS&AD Insurance Group Holdings Inc.	28,400	585,451
Murata Manufacturing Co. Ltd.	43,100	929,275
NEC Corp.	2,800	101,696
Nexon Co. Ltd.	15,100	307,957
Nintendo Co. Ltd.	11,800	1,006,421
Nippon Building Fund Inc.	79	72,895
Nomura Holdings Inc.	166,200	1,186,020
Nomura Research Institute Ltd.	5,400	208,510
NTT Inc.	344,000	354,063
Obic Co. Ltd.	6,000	186,126
Oriental Land Co. Ltd./Japan	31,900	645,582
ORIX Corp.	62,100	1,519,092
Rakuten Group Inc.(a)	54,400	355,896
Recruit Holdings Co. Ltd.	18,200	902,500
Renesas Electronics Corp.	21,600	266,751
Resona Holdings Inc.	22,300	214,996
Sanrio Co. Ltd.	8,200	379,483
SBI Holdings Inc.	21,000	938,427
SCREEN Holdings Co. Ltd.	2,500	236,994
SCSK Corp.	5,300	194,757
Secom Co. Ltd.	9,000	304,243
Shin-Etsu Chemical Co. Ltd.	26,900	808,585
Shionogi & Co. Ltd.	28,400	476,342
SMC Corp.	3,300	1,129,664
SoftBank Corp.	352,800	501,328
SoftBank Group Corp.	20,900	3,667,292
Sompo Holdings Inc.	15,700	478,465
Sony Financial Holdings Inc.(a)	69,000	69,578
Sony Group Corp.	69,000	1,921,621
Sumitomo Mitsui Financial Group Inc.	54,500	1,475,522
Sumitomo Mitsui Trust Group Inc.	700	19,227
Sumitomo Realty & Development Co. Ltd.	18,000	768,546
Security	Shares	Value
Japan (continued)
Sysmex Corp.	8,600	$95,869
Takeda Pharmaceutical Co. Ltd.	19,475	525,581
Tokio Marine Holdings Inc.	35,600	1,327,637
Tokyo Electron Ltd.	4,000	881,881
Trend Micro Inc./Japan	1,400	71,445
Yokohama Financial Group, Inc.	19,600	142,379
		50,207,310
Kuwait — 0.1%
Mabanee Co. KPSC	52,374	171,934
National Bank of Kuwait SAKP	97,472	333,817
		505,751
Malaysia — 0.1%
Gamuda Bhd	249,400	299,532
IHH Healthcare Bhd(b)	229,500	451,864
Sunway Bhd	82,900	106,866
		858,262
Mexico — 0.3%
America Movil SAB de CV, Series B, Class B	207,544	236,718
Fibra Uno Administracion SA de CV	509,466	739,306
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	8,789	108,305
Grupo Aeroportuario del Pacifico SAB de CV, Class B	8,360	174,265
Grupo Aeroportuario del Sureste SAB de CV, Class B	7,230	218,704
Grupo Financiero Banorte SAB de CV, Class O	38,502	362,358
Grupo Mexico SAB de CV, Series B, Class B	22,224	192,137
Prologis Property Mexico SA de CV	61,898	247,179
Promotora y Operadora de Infraestructura SAB de CV	41,160	533,063
Wal-Mart de Mexico SAB de CV	79,507	262,848
		3,074,883
Netherlands — 1.2%
ABN AMRO Bank NV, CVA(c)	18,071	539,937
Adyen NV(a)(c)	255	436,939
AerCap Holdings NV	12,040	1,568,090
ASM International NV	41	26,603
ASML Holding NV	4,230	4,472,419
BE Semiconductor Industries NV	1,041	177,486
EXOR NV, NVS	12,593	1,091,309
ING Groep NV	10,711	267,450
InPost SA(a)(b)	5,657	71,258
Koninklijke KPN NV	54,537	252,368
NN Group NV	11,957	818,275
Prosus NV	24,832	1,716,349
Wolters Kluwer NV	3,569	437,508
		11,875,991
New Zealand — 0.1%
Auckland International Airport Ltd.	106,395	495,184
Norway — 0.4%
DNB Bank ASA	46,407	1,184,558
Gjensidige Forsikring ASA	13,671	367,917
Mowi ASA	35,169	773,121
Salmar ASA(b)	14,489	813,617
Telenor ASA	64,684	961,950
		4,101,163
Peru — 0.2%
Southern Copper Corp.	16,043	2,226,768

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Philippines — 0.1%
International Container Terminal Services Inc.	42,100	$379,716
SM Investments Corp.	16,360	202,658
		582,374
Poland — 0.2%
Allegro.eu SA (a)(c)	35,362	330,204
CD Projekt SA	1,862	127,933
Powszechna Kasa Oszczednosci Bank Polski SA	20,525	420,830
Powszechny Zaklad Ubezpieczen SA	48,283	772,005
		1,650,972
Portugal — 0.1%
EDP Renovaveis SA	52,046	760,948
Qatar — 0.1%
Barwa Real Estate Co.	453,478	327,119
Commercial Bank PSQC (The)	74,743	84,891
Mesaieed Petrochemical Holding Co.	942,753	322,939
Qatar National Bank QPSC	22,211	112,838
		847,787
Russia — 0.0%
Alrosa PJSC(a)(d)	184,910	23
Mobile TeleSystems PJSC(a)(d)	73,304	9
Moscow Exchange MICEX-RTS PJSC(a)(d)	152,460	19
Ozon Holdings PLC, ADR(a)(d)	5,270	1
Polyus PJSC(a)(d)	14,300	—
Sberbank of Russia PJSC(a)(d)	292,860	36
TCS Group Holding PLC, GDR(a)(d)(e)	4,185	—
United Co. RUSAL International PJSC(a)(d)	509,950	63
VK IPJSC(a)(d)	22,940	3
VTB Bank PJSC(a)(d)	4,498	—
		154
Saudi Arabia — 0.6%
Ades Holding Co.	73,358	331,502
Al Rajhi Bank	34,404	972,399
Alinma Bank	39,687	274,798
Arabian Internet & Communications Services Co.	3,052	204,981
Dallah Healthcare Co.	7,705	316,417
Dar Al Arkan Real Estate Development Co.(a)	44,735	206,023
Dr Sulaiman Al Habib Medical Services Group Co.	11,183	811,672
Elm Co.	1,197	302,815
Etihad Etisalat Co.	1,781	32,132
Mouwasat Medical Services Co.	21,233	435,209
Nahdi Medical Co.	8,896	275,393
SAL Saudi Logistics Services	4,788	224,841
Saudi Investment Bank (The)	66,303	243,023
Saudi National Bank (The)	39,068	415,705
Saudi Research & Media Group(a)	1,298	59,505
Saudi Tadawul Group Holding Co.	862	45,740
Saudi Telecom Co.	48,756	587,345
		5,739,500
Singapore — 0.4%
CapitaLand Ascendas REIT(b)	242,102	524,159
CapitaLand Integrated Commercial Trust	292,735	532,189
CapitaLand Investment Ltd./Singapore	42,700	86,512
DBS Group Holdings Ltd.	3,000	124,207
Genting Singapore Ltd.(b)	1,169,600	655,618
Grab Holdings Ltd., Class A(a)(b)	55,415	333,044
Keppel Ltd.	170,900	1,336,497
Sea Ltd., ADR(a)	2,115	330,469
Singapore Telecommunications Ltd.	142,600	465,453
United Overseas Bank Ltd.	2,100	55,855
		4,444,003
Security	Shares	Value
South Africa — 0.2%
Capitec Bank Holdings Ltd.	95	$21,018
Clicks Group Ltd.	2,944	62,074
FirstRand Ltd.	76,726	364,134
MTN Group Ltd.	11,375	113,642
Naspers Ltd., Class N	15,990	1,123,074
NEPI Rockcastle NV	68,714	556,450
		2,240,392
South Korea — 1.3%
Alteogen Inc.(a)	571	195,251
Celltrion Inc.	2,014	247,895
Hana Financial Group Inc.	9,283	556,131
Hanjin Kal Corp.	2,681	196,771
Hanmi Semiconductor Co. Ltd.	1,376	137,603
Hanwha Systems Co. Ltd.	6,350	266,970
HD Hyundai Electric Co. Ltd.	191	116,041
HLB Inc.(a)	5,050	171,881
Industrial Bank of Korea	54,166	734,056
Kakao Corp.	8,386	382,190
KakaoBank Corp.	5,338	86,522
KB Financial Group Inc.	6,873	561,068
Korea Investment Holdings Co. Ltd.	5,895	751,588
Krafton Inc.(a)	870	168,386
KT&G Corp.	970	91,288
Meritz Financial Group Inc.	1,451	112,444
Mirae Asset Securities Co. Ltd.	30,228	555,777
NAVER Corp.	3,358	629,343
NH Investment & Securities Co. Ltd.	17,480	249,197
Samsung Biologics Co. Ltd.(a)(c)	167	142,776
Samsung Electronics Co. Ltd.	16,167	1,216,990
Samsung Life Insurance Co. Ltd.	1,892	204,467
Shinhan Financial Group Co. Ltd.	10,584	543,621
SK Hynix, Inc.	5,392	2,097,992
SK Square Co. Ltd.(a)	9,976	1,810,800
Woori Financial Group Inc.	50,580	900,410
		13,127,458
Spain — 0.8%
Aena SME SA(c)	38,760	1,052,767
Amadeus IT Group SA	16,144	1,234,058
Banco Bilbao Vizcaya Argentaria SA	67,193	1,353,675
Banco de Sabadell SA	40,729	152,689
Banco Santander SA	239,417	2,439,704
Ferrovial SE	12,370	759,077
Industria de Diseno Textil SA	19,489	1,076,190
Redeia Corp. SA	9,559	172,080
Telefonica SA	30,100	152,642
		8,392,882
Sweden — 0.8%
Alfa Laval AB	2,081	98,905
Atlas Copco AB, Class A	49,365	827,163
Atlas Copco AB, Class B	73,316	1,096,746
Evolution AB(c)	4,703	313,349
Hexagon AB, Class B	67,497	822,763
Industrivarden AB, Class C	16,427	681,411
Investor AB, Class B	27,812	915,761
Nordea Bank Abp	64,353	1,100,874
Spotify Technology SA(a)	1,857	1,216,929
Svenska Handelsbanken AB, Class A	36,897	481,481
Swedbank AB, Class A	9,094	276,101
		7,831,483
Switzerland — 1.9%
ABB Ltd., Registered	21,903	1,628,434

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Alcon AG	8,507	$634,069
Cie Financiere Richemont SA, Class A, Registered	7,791	1,541,103
EMS-Chemie Holding AG, Registered	132	90,411
Geberit AG, Registered	781	570,930
Givaudan SA, Registered	341	1,396,956
Julius Baer Group Ltd.	4,023	271,587
Logitech International SA, Registered	2,323	279,268
Lonza Group AG, Registered	627	432,963
Novartis AG, Registered	26,274	3,251,714
Roche Holding AG, NVS	8,429	2,730,323
Sandoz Group AG	2,928	195,230
SGS SA	4,033	454,800
Sonova Holding AG, Registered	301	82,104
Straumann Holding AG	2,117	266,111
Swiss Prime Site AG, Registered	2,477	352,088
Swisscom AG, Registered	500	366,261
UBS Group AG, Registered	52,408	2,005,408
VAT Group AG(c)	2,318	1,013,005
Zurich Insurance Group AG	2,081	1,447,275
		19,010,040
Taiwan — 2.3%
Accton Technology Corp.	2,000	69,553
Airtac International Group	12,000	353,940
Alchip Technologies Ltd.	1,000	112,659
Asia Vital Components Co. Ltd.	6,000	274,684
Catcher Technology Co. Ltd.	47,000	303,067
Cathay Financial Holding Co. Ltd.	627,103	1,301,422
Chailease Holding Co. Ltd.	79,237	264,855
Chunghwa Telecom Co. Ltd.	16,000	68,175
CTBC Financial Holding Co. Ltd.	151,400	205,614
Delta Electronics Inc.	21,000	675,441
E Ink Holdings Inc.	47,000	322,886
Elite Material Co. Ltd.	6,000	263,614
eMemory Technology Inc.	1,000	64,398
Fortune Electric Co. Ltd.	10,450	241,608
Fubon Financial Holding Co. Ltd.	251,431	744,127
Global Unichip Corp.	1,000	49,440
International Games System Co. Ltd.	3,000	70,101
Jentech Precision Industrial Co. Ltd.	3,000	205,699
KGI Financial Holding Co. Ltd.	778,037	401,344
Largan Precision Co. Ltd.	5,000	358,871
Lotes Co. Ltd.	5,000	222,928
MediaTek Inc.	19,000	805,779
Silergy Corp.	6,000	43,169
Taiwan High Speed Rail Corp.	417,000	370,645
Taiwan Semiconductor Manufacturing Co. Ltd.	288,000	13,927,584
Yageo Corp.	86,116	693,136
Yuanta Financial Holding Co. Ltd.	144,500	161,789
		22,576,528
Thailand — 0.1%
Airports of Thailand PCL, NVDR(b)	422,800	539,228
Bangkok Dusit Medical Services PCL, NVDR(b)	103,200	60,222
Delta Electronics Thailand PCL, NVDR	68,800	460,190
		1,059,640
Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret A/S	227,440	1,099,567
Turkcell Iletisim Hizmetleri AS	77,908	184,459
		1,284,026
United Arab Emirates — 0.2%
ADNOC Drilling Co. PJSC	498,055	756,653
Emaar Development PJSC	42,851	174,063
Security	Shares	Value
United Arab Emirates (continued)
Emaar Properties PJSC	157,461	$609,318
Multiply Group PJSC(a)	288,188	234,160
		1,774,194
United Kingdom — 2.7%
3i Group PLC	17,200	995,374
Antofagasta PLC	31,113	1,141,921
Ashtead Group PLC	21,918	1,464,008
AstraZeneca PLC	17,245	2,844,537
Auto Trader Group PLC(c)	4,871	49,972
Barclays PLC	243,417	1,305,596
British American Tobacco PLC	52,589	2,693,372
BT Group PLC	56,352	137,531
Compass Group PLC	3,520	116,511
Diageo PLC	34,902	802,807
Experian PLC	11,320	528,023
GSK PLC	42,335	991,208
Haleon PLC	62,304	289,728
HSBC Holdings PLC	210,957	2,953,280
Imperial Brands PLC	10,157	403,581
Informa PLC	84,085	1,070,680
Intertek Group PLC	613	40,831
Legal & General Group PLC	14,719	45,996
Lloyds Banking Group PLC	818,573	959,767
London Stock Exchange Group PLC	3,593	447,782
NatWest Group PLC, NVS	121,285	933,714
Next PLC	1,779	334,256
Pearson PLC	14,901	207,392
Prudential PLC	30,133	419,092
Reckitt Benckiser Group PLC	1,632	124,830
RELX PLC	29,038	1,283,374
Segro PLC	7,866	72,181
Severn Trent PLC	24,589	898,851
Spirax Group PLC	2,730	254,635
Standard Chartered PLC	25,113	515,501
Unilever PLC	8,946	536,799
United Utilities Group PLC	81,506	1,285,878
Vodafone Group PLC	482,373	583,948
Whitbread PLC	9,905	377,085
		27,110,041
United States — 64.3%
Abbott Laboratories	8,172	1,010,223
AbbVie Inc.	20,617	4,495,331
Accenture PLC, Class A	6,892	1,723,689
Adobe Inc.(a)(b)	4,738	1,612,389
Advanced Micro Devices Inc.(a)	18,588	4,760,759
AECOM	2,532	340,174
Aflac Inc.	12,628	1,353,595
Agilent Technologies Inc.	3,161	462,644
Airbnb Inc., Class A(a)	7,190	909,823
Akamai Technologies Inc.(a)	5,537	415,829
Alexandria Real Estate Equities Inc.	2,268	132,043
Align Technology Inc.(a)	619	85,348
Allegion PLC	1,276	211,523
Allstate Corp. (The)	1,254	240,166
Alnylam Pharmaceuticals Inc.(a)	1,226	559,105
Alphabet Inc., Class A	66,087	18,583,004
Alphabet Inc., Class C, NVS	51,567	14,532,612
Altria Group Inc.	51,472	2,901,991
Amazon.com Inc.(a)	105,543	25,775,711
American Express Co.	6,615	2,386,229
American Homes 4 Rent, Class A	3,229	102,036

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
American International Group Inc.	13,092	$1,033,744
American Tower Corp.	4,997	894,363
American Water Works Co. Inc.	13,850	1,778,755
Ameriprise Financial Inc.	671	303,809
AMETEK Inc.	14,386	2,907,554
Amgen Inc.	7,631	2,277,319
Amphenol Corp., Class A	19,526	2,720,753
Analog Devices Inc.	7,028	1,645,466
Annaly Capital Management Inc.	28,198	596,952
Aon PLC, Class A	2,740	933,463
Apollo Global Management Inc.	5,332	662,821
Apple Inc.	165,433	44,728,120
Applied Materials Inc.	5,221	1,217,015
AppLovin Corp., Class A(a)	2,599	1,656,421
Arch Capital Group Ltd.	5,958	514,235
Arista Networks Inc.(a)	13,680	2,157,199
Arthur J Gallagher & Co.	2,621	653,913
AT&T Inc.	104,683	2,590,904
Atlassian Corp., Class A(a)	1,422	240,915
Autodesk Inc.(a)	2,293	690,973
Automatic Data Processing Inc.	8,685	2,260,705
AvalonBay Communities Inc.	2,189	380,711
Axon Enterprise Inc.(a)	2,120	1,552,328
Baker Hughes Co., Class A	18,449	893,116
Bank of America Corp.	82,138	4,390,276
Bank of New York Mellon Corp. (The)	15,744	1,699,250
Becton Dickinson & Co.	3,909	698,577
Bentley Systems Inc., Class B	1,141	57,997
Berkshire Hathaway Inc., Class B(a)	8,764	4,185,161
Biogen Inc.(a)	2,514	387,835
Blackrock Inc.(f)	1,602	1,734,662
Blackstone Inc., NVS	6,451	945,975
Block Inc.(a)	4,902	372,258
Booking Holdings Inc.	336	1,706,121
Booz Allen Hamilton Holding Corp., Class A	941	82,018
Boston Scientific Corp.(a)	20,643	2,079,163
Bristol-Myers Squibb Co.	34,317	1,580,984
Broadcom Inc.	49,494	18,294,467
Broadridge Financial Solutions Inc.	3,416	752,886
Brown-Forman Corp., Class B, NVS	13,247	360,716
BXP Inc.	844	60,084
Cadence Design Systems Inc.(a)	3,037	1,028,602
Capital One Financial Corp.	6,014	1,323,020
Carlyle Group Inc. (The)	2,444	130,314
Carvana Co., Class A(a)(b)	1,267	388,386
Cboe Global Markets Inc.	1,620	397,937
CDW Corp.	896	142,796
Charles Schwab Corp. (The)	19,866	1,877,734
Charter Communications Inc., Class A(a)	1,482	346,551
Cheniere Energy Inc.	748	158,576
Chipotle Mexican Grill Inc., Class A(a)	19,931	631,613
Chubb Ltd.	6,463	1,789,863
Church & Dwight Co. Inc.	7,469	654,957
Cigna Group (The)	430	105,096
Cincinnati Financial Corp.	276	42,667
Cintas Corp.	5,825	1,067,548
Cisco Systems Inc.	48,904	3,575,371
Citigroup Inc.	27,480	2,781,800
Cloudflare Inc., Class A(a)	2,084	527,877
CME Group Inc.	6,391	1,696,747
Coca-Cola Co. (The)	61,271	4,221,572
Cognizant Technology Solutions Corp., Class A	4,644	338,455
Security	Shares	Value
United States (continued)
Coinbase Global Inc., Class A(a)	2,387	$820,603
Colgate-Palmolive Co.	14,474	1,115,222
Comcast Corp., Class A	59,770	1,663,698
Constellation Brands Inc., Class A	5,208	684,227
Constellation Energy Corp.	2,570	968,890
Cooper Companies Inc. (The)(a)	6,267	438,126
Copart Inc.(a)	16,223	697,751
Corpay Inc.(a)	1,206	313,982
Corteva Inc.	7,491	460,247
CoStar Group Inc.(a)	6,201	426,691
Costco Wholesale Corp.	3,822	3,483,562
Crowdstrike Holdings Inc., Class A(a)	2,412	1,309,740
Crown Castle Inc.	7,224	651,749
CSX Corp.	31,035	1,117,881
CVS Health Corp.	2,040	159,426
Danaher Corp.	8,602	1,852,699
Darden Restaurants Inc.	262	47,199
Datadog Inc., Class A(a)	1,207	196,512
DaVita Inc.(a)	1,917	228,161
Deckers Outdoor Corp.(a)	3,311	269,846
Deere & Co.	210	96,942
Dexcom Inc.(a)	3,182	185,256
Digital Realty Trust Inc.	3,529	601,377
DocuSign Inc., Class A(a)	1,294	94,643
Dollar General Corp.	1,254	123,720
Dollar Tree Inc.(a)	5,118	507,296
DoorDash Inc., Class A(a)	4,907	1,248,194
DR Horton Inc.	1,188	177,107
DraftKings Inc., Class A (a)	5,559	170,050
Eaton Corp. PLC	4,291	1,637,274
eBay Inc.	10,398	845,461
Ecolab Inc.	4,941	1,266,872
Edison International	22,109	1,224,396
Edwards Lifesciences Corp.(a)	4,074	335,901
Electronic Arts Inc.	4,446	889,467
Elevance Health Inc.	3,199	1,014,723
Eli Lilly & Co.	8,827	7,616,465
Emerson Electric Co.	8,685	1,212,165
Equifax Inc.	2,321	489,963
Equinix Inc.	1,114	942,455
Equitable Holdings Inc.	14,683	725,340
Equity Residential	2,852	169,523
Erie Indemnity Co., Class A, NVS	133	38,921
Essex Property Trust Inc.	456	114,807
Estee Lauder Companies Inc. (The), Class A	4,190	405,131
Eversource Energy	10,971	809,770
Exelon Corp.	34,410	1,586,989
Extra Space Storage Inc.	1,517	202,580
F5 Inc.(a)	2,934	742,449
Fair Isaac Corp.(a)	255	423,180
Fastenal Co.	25,284	1,040,437
Fidelity National Financial Inc.	3,283	181,353
Fidelity National Information Services Inc.	11,562	722,856
First Citizens BancShares Inc./NC, Class A	57	104,015
First Solar Inc.(a)	2,130	568,582
Fiserv Inc.(a)	10,407	694,043
Flutter Entertainment PLC, Class DI(a)(b)	1,560	362,840
Fortinet Inc.(a)	5,852	505,788
Fortive Corp.	16,594	835,342
Freeport-McMoRan Inc.	40,937	1,707,073
Gaming and Leisure Properties Inc.	10,750	480,095
Garmin Ltd.	4,808	1,028,624

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Gartner Inc.(a)	783	$194,450
Gen Digital Inc.	18,568	489,452
Gilead Sciences Inc.	16,992	2,035,472
Global Payments Inc.	8,453	657,305
GoDaddy Inc., Class A(a)	2,081	277,044
Goldman Sachs Group Inc. (The)	4,179	3,298,777
Graco Inc.	22,094	1,806,626
Halliburton Co.	160,500	4,307,820
Hartford Insurance Group Inc. (The)	1,625	201,793
HCA Healthcare Inc.	2,789	1,282,048
Healthpeak Properties Inc.	5,916	106,192
Hewlett Packard Enterprise Co.	9,429	230,256
Hilton Worldwide Holdings Inc.	3,590	922,486
Home Depot Inc. (The)	11,927	4,527,370
Hubbell Inc., Class B	2,293	1,077,710
HubSpot Inc.(a)	37	18,201
Humana Inc.	234	65,096
IDEX Corp.	8,691	1,490,159
IDEXX Laboratories Inc.(a)	1,464	921,603
Illinois Tool Works Inc.	1,078	262,946
Illumina Inc.(a)	296	36,568
Ingersoll Rand Inc.(b)	28,645	2,186,473
Insulet Corp.(a)	433	135,533
Intel Corp.(a)	44,275	1,770,557
Interactive Brokers Group Inc., Class A	3,885	273,349
Intercontinental Exchange Inc.	7,569	1,107,269
International Business Machines Corp.	11,697	3,595,775
Intuit Inc.	2,988	1,994,639
Intuitive Surgical Inc.(a)	4,552	2,432,043
Invitation Homes Inc.	5,819	163,805
IQVIA Holdings Inc.(a)(b)	2,958	640,289
Iron Mountain Inc.	3,313	341,073
Jack Henry & Associates Inc.	1,770	263,624
Jacobs Solutions Inc., NVS	2,894	450,914
Johnson & Johnson	35,260	6,659,556
JPMorgan Chase & Co.	31,657	9,849,126
Kenvue Inc.	32,486	466,824
Keurig Dr Pepper Inc.	9,845	267,390
Keysight Technologies Inc.(a)	2,753	503,689
Kimco Realty Corp.	7,654	158,132
Kinder Morgan Inc.	32,237	844,287
KKR & Co. Inc.	6,310	746,662
KLA Corp.	2,322	2,806,694
L3Harris Technologies Inc.	15,977	4,618,951
Labcorp Holdings Inc.	2,609	662,582
Lam Research Corp.	13,501	2,125,867
Las Vegas Sands Corp.	10,536	625,312
Leidos Holdings Inc.	1,508	287,229
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	5,690	568,146
Linde PLC	282	117,961
Lowe's Companies Inc.	4,850	1,154,930
Lululemon Athletica Inc.(a)	1,806	307,995
M&T Bank Corp.	1,602	294,560
Marriott International Inc./MD, Class A	1,365	355,692
Marsh & McLennan Companies Inc.	6,319	1,125,730
Marvell Technology Inc.	12,571	1,178,406
Mastercard Inc., Class A(b)	9,261	5,111,979
McDonald's Corp.	11,358	3,389,568
Medtronic PLC	3,911	354,728
MercadoLibre Inc.(a)	583	1,356,793
Merck & Co. Inc.	35,187	3,025,378
Security	Shares	Value
United States (continued)
Meta Platforms Inc., Class A	23,782	$15,419,060
MetLife Inc.	10,942	873,390
Mettler-Toledo International Inc.(a)	166	235,104
Microchip Technology Inc.	8,218	512,968
Micron Technology Inc.	14,549	3,255,630
Microsoft Corp.	77,145	39,946,452
Mid-America Apartment Communities Inc.	310	39,751
Molina Healthcare Inc.(a)	198	30,306
MongoDB Inc., Class A(a)	190	68,366
Monolithic Power Systems Inc.	606	609,030
Monster Beverage Corp.(a)	13,243	885,030
Moody's Corp.	1,150	552,345
Morgan Stanley	12,008	1,969,312
Motorola Solutions Inc.	3,371	1,371,019
Natera Inc.(a)	1,240	246,673
NetApp Inc.	6,501	765,688
Netflix Inc.(a)	4,844	5,419,758
Newmont Corp.	10,094	817,311
NextEra Energy Inc.	17,942	1,460,479
Nike Inc., Class B	11,361	733,807
Nordson Corp.	269	62,395
Norfolk Southern Corp.	2,445	692,864
Northern Trust Corp.	6,880	885,250
Nutanix Inc., Class A(a)	1,737	123,744
Nvidia Corp.	264,667	53,592,421
NXP Semiconductors NV	2,621	548,104
Okta Inc.(a)	1,524	139,492
Old Dominion Freight Line Inc.	1,977	277,610
Omnicom Group Inc.	5,267	395,130
ONEOK Inc.	62,437	4,183,279
Oracle Corp.	18,906	4,964,905
Otis Worldwide Corp.	9,954	923,333
Palantir Technologies Inc., Class A(a)	22,840	4,578,735
Palo Alto Networks Inc.(a)	6,367	1,402,268
Paychex Inc.	7,171	839,222
Paycom Software Inc.	1,277	238,914
PayPal Holdings Inc.(a)	12,778	885,132
Pentair PLC	3,198	340,107
PepsiCo Inc.	6,537	954,990
Pfizer Inc.	90,025	2,219,116
PG&E Corp.	5,285	84,349
Philip Morris International Inc.	24,347	3,514,003
Pinterest Inc., Class A(a)	6,537	216,375
PNC Financial Services Group Inc. (The)	4,817	879,343
Principal Financial Group Inc.	1,103	92,696
Procter & Gamble Co. (The)	33,164	4,986,871
Progressive Corp. (The)	5,850	1,205,100
Prologis Inc.	11,394	1,413,881
Prudential Financial Inc.	2,066	214,864
PTC Inc.(a)	2,382	472,922
Public Service Enterprise Group Inc.	9,549	769,267
Public Storage	2,349	654,337
Pure Storage Inc., Class A(a)	4,386	432,898
Qualcomm Inc.	13,930	2,519,937
Quanta Services Inc.(b)	1,679	754,089
Quest Diagnostics Inc.	4,005	704,680
Realty Income Corp.	10,078	584,322
Reddit Inc., Class A(a)	377	78,774
Regency Centers Corp.	2,669	184,028
Regeneron Pharmaceuticals Inc.	1,160	756,088
Reliance Inc.	4,249	1,200,045
ResMed Inc.	240	59,251

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Revvity Inc.(b)	1,438	$134,582
Rivian Automotive Inc., Class A(a)(b)	11,257	152,757
Robinhood Markets Inc., Class A(a)	7,930	1,163,965
ROBLOX Corp., Class A(a)	6,017	684,253
Rockwell Automation Inc.	860	316,790
Rollins Inc.	1,905	109,747
Roper Technologies Inc.	2,977	1,328,189
Ross Stores Inc.	1,020	162,098
Royal Caribbean Cruises Ltd.	2,456	704,454
Royalty Pharma PLC, Class A	20,679	776,290
S&P Global Inc.	2,298	1,119,609
Salesforce Inc.	10,171	2,648,630
Samsara Inc., Class A(a)	791	31,774
SBA Communications Corp., Class A	1,946	372,620
Schlumberger NV	17,769	640,750
Seagate Technology Holdings PLC	2,646	677,058
Sempra	5,124	471,101
ServiceNow Inc.(a)	2,046	1,880,847
Sherwin-Williams Co. (The)	3,442	1,187,283
Simon Property Group Inc.	6,706	1,178,647
Snap Inc., Class A, NVS(a)	7,219	56,308
Snap-on Inc.	1,847	619,761
Snowflake Inc.(a)	3,026	831,787
Solventum Corp.(a)	1,139	78,637
SS&C Technologies Holdings Inc.	13,710	1,164,253
Starbucks Corp.	15,409	1,246,126
State Street Corp.	7,716	892,433
STERIS PLC	1,765	416,010
Strategy Inc., Class A(a)(b)	2,885	777,536
Stryker Corp.	3,167	1,128,212
Super Micro Computer Inc.(a)	6,835	355,147
Synchrony Financial	9,675	719,626
Synopsys Inc.(a)	2,236	1,014,742
T Rowe Price Group Inc.	2,001	205,163
Take-Two Interactive Software Inc.(a)	1,682	431,214
TE Connectivity PLC, NVS	5,930	1,464,769
Teradyne Inc.	4,428	804,833
Tesla Inc.(a)	32,887	15,014,889
Texas Instruments Inc.	11,268	1,819,331
Texas Pacific Land Corp.	1,440	1,358,467
Thermo Fisher Scientific Inc.	4,048	2,296,795
TJX Companies Inc. (The)	5,811	814,354
T-Mobile U.S. Inc.	7,212	1,514,881
Toast Inc., Class A(a)	2,955	106,794
Tractor Supply Co.	9,556	517,075
Trade Desk Inc. (The), Class A(a)	5,800	291,624
Tradeweb Markets Inc., Class A	1,134	119,512
Trane Technologies PLC	1,584	710,662
TransDigm Group Inc.	1,034	1,352,999
TransUnion	5,907	479,530
Travelers Companies Inc. (The)	2,580	693,040
Trimble Inc.(a)	9,087	724,688
Truist Financial Corp.	10,760	480,219
Twilio Inc., Class A(a)	1,535	207,041
Tyler Technologies Inc.(a)	755	359,576
U.S. Bancorp	12,118	565,668
Uber Technologies Inc.(a)	21,324	2,057,766
Ulta Beauty Inc.(a)	930	483,488
Union Pacific Corp.	8,400	1,851,108
United Rentals Inc.	2,427	2,114,354
United Therapeutics Corp.(a)	419	186,635
UnitedHealth Group Inc.	10,762	3,675,869
Security	Shares	Value
United States (continued)
Veeva Systems Inc., Class A(a)	3,280	$955,136
Ventas Inc.	590	43,536
Veralto Corp.	2,015	198,840
VeriSign Inc.	1,347	323,011
Verisk Analytics Inc., Class A	4,484	980,920
Verizon Communications Inc.	61,233	2,433,399
Vertex Pharmaceuticals Inc.(a)	2,583	1,099,247
Vertiv Holdings Co., Class A	7,535	1,453,200
VICI Properties Inc., Class A	21,425	642,536
Visa Inc., Class A	19,915	6,785,837
Vulcan Materials Co.	2,325	673,087
Walmart Inc.	48,232	4,880,114
Walt Disney Co. (The)	20,455	2,303,642
Warner Bros Discovery Inc.(a)	9,127	204,901
Waters Corp.(a)	318	111,173
Wells Fargo & Co.	38,446	3,343,649
Welltower Inc.	6,277	1,136,388
West Pharmaceutical Services Inc.	892	251,606
Western Digital Corp.(b)	2,959	444,471
Westinghouse Air Brake Technologies Corp.	5,000	1,022,200
Williams Companies Inc. (The)	37,425	2,165,785
Willis Towers Watson PLC	1,289	403,586
Workday Inc., Class A(a)	1,705	409,064
WP Carey Inc.	971	64,086
WW Grainger Inc.	351	343,629
Xylem Inc./New York	7,662	1,155,813
Yum! Brands Inc.	3,648	504,190
Zebra Technologies Corp., Class A(a)	954	256,865
Zillow Group Inc., Class C, NVS(a)	3,457	259,206
Zoetis Inc.	6,591	949,697
Zoom Video Communications Inc., Class A(a)	1,613	140,702
		638,986,743
Total Common Stocks — 99.6% (Cost: $687,359,939)		990,239,200
Preferred Stocks
Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	177,224	598,219
Itau Unibanco Holding SA, Preference Shares, NVS	23,073	169,146
		767,365
Germany — 0.0%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	9,726	508,874
Total Preferred Stocks — 0.1% (Cost: $1,271,077)		1,276,239
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.5)(a)(d)	555	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $688,631,016)		991,515,439

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(f)(g)(h)	11,829,547	$11,835,462
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(f)(g)	1,670,000	1,670,000
Total Short-Term Securities — 1.4% (Cost: $13,504,689)		13,505,462
Total Investments — 101.1% (Cost: $702,135,705)		1,005,020,901
Liabilities in Excess of Other Assets — (1.1)%		(10,711,378)
Net Assets — 100.0%		$994,309,523

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,867,443	$3,967,592 (a)	$—	$(170)	$597	$11,835,462	11,829,547	$9,233 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,850,000	—	(180,000)(a)	—	—	1,670,000	1,670,000	18,349	—
BlackRock Inc.	1,970,910	80,559	(289,071)	126,776	(154,512)	1,734,662	1,602	9,284	—
				$126,606	$(153,915)	$15,240,124		$36,866	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	4	12/19/25	$1,375	$32,799
MSCI EAFE Index	4	12/19/25	561	4,565
MSCI Emerging Markets Index	5	12/19/25	352	11,807
				$49,171

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI Low Carbon Target ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$690,623,122	$299,615,924	$154	$990,239,200
Preferred Stocks	767,365	508,874	—	1,276,239
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	13,505,462	—	—	13,505,462
	$704,895,949	$300,124,798	$154	$1,005,020,901
Derivative Financial Instruments(a)
Assets
Equity Contracts	$49,171	$—	$—	$49,171

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust